Details of expense relating to defined benefit plans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Details of expense relating to defined benefit plans [Abstract]
Current service cost	₩ 440,300	₩ 369,899	₩ 392,820
Interest cost	83,619	87,687	79,524
Expected return on plan assets	(41,597)	(42,135)	(31,307)
Past service cost	301,442
Loss from settlement	(2,017)	(767)	(1,055)
Defined benefit	₩ 781,747	₩ 414,684	₩ 439,982